Expense Example - Emerging Markets Small Mid Cap Equity	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 3 Years	Class II 5 Years	Class II 10 Years	Class III 1 Year	Class III 3 Years	Class III 5 Years	Class III 10 Years
USD ($)	157	623	1,115	2,473	167	653	1,166	2,575	182	699	1,242	2,727	207	774	1,367	2,974